Impact of Adoption of IFRS 16 - Cash Flow Statement (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Net profit	€ 3,209	€ 3,229	[1]
Taxation	1,145	1,100	[1]
Net finance costs	351	288	[1]
Operating profit	4,589	4,529	[1]
Depreciation, amortisation and impairment	965	1,228	[1]
Elimination of (profits)/losses on disposals	(36)	16	[1]
Net cash flow from operating activities	2,392	2,690	[1]
Interest paid	(369)	(239)	[1]
Change in financial liabilities	1,937	4,250	[1]
Net cash flow (used in)/from financing activities	€ (856)	(679)	[1]
Previously stated [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Net profit		3,237
Taxation		1,102
Net finance costs		223
Operating profit		4,474
Depreciation, amortisation and impairment		983
Elimination of (profits)/losses on disposals		32
Net cash flow from operating activities		2,406
Interest paid		(191)
Change in financial liabilities		4,486
Net cash flow (used in)/from financing activities		(395)
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16 Restatement [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Net profit		(8)
Taxation		(2)
Net finance costs		65
Operating profit		55
Depreciation, amortisation and impairment		245
Elimination of (profits)/losses on disposals		(16)
Net cash flow from operating activities		284
Interest paid		(48)
Change in financial liabilities		(236)
Net cash flow (used in)/from financing activities		€ (284)

[1]	Restated following adoption of IFRS 16. Refer note 1 and note 9.